As filed with the Securities and Exchange Commission on or about May 16, 2018

Registration No. 33-17463 and 811-5344

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 125	☒

and/or

REGISTRATION STATEMENT

Under the Investment Company Act of 1940

Amendment No. 126	☒

WILLIAM BLAIR FUNDS

(Exact Name of Registrant as Specified in Charter)

150 North Riverside Plaza

Chicago, Illinois 60606

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 364-8000

(Name and Address of Agent for Service) Stephanie G. Braming William Blair Investment Management, LLC 150 North Riverside Plaza Chicago, Illinois 60606	Copy to: Maureen A. Miller Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b); or

☐	on (date) pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on (date) pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering:

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 16th day of May, 2018.

WILLIAM BLAIR FUNDS

By:	/s/ Stephanie G. Braming
Stephanie G. Braming, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the registration statement has been signed below by the following persons in the capacity indicated on the 16th day of May, 2018.

Signature	Title

/s/ Arthur J. Simon Arthur J. Simon	Trustee

/s/ Vann A. Avedisian* Vann A. Avedisian	Trustee

/s/ Kathleen T. Barr* Kathleen T. Barr	Trustee

/s/ Daniel N. Leib* Daniel N. Leib	Trustee

/s/ Donald J. Reaves* Donald J. Reaves	Trustee

/s/ Thomas J. Skelly* Thomas J. Skelly	Trustee

/s/ Steven R. Zenz* Steven R. Zenz	Trustee

/s/ Stephanie G. Braming Stephanie G. Braming	Trustee (Chairman of the Board) and President (Principal Executive Officer)

/s/ Colette M. Garavalia Colette M. Garavalia	Treasurer (Principal Financial Officer, Principal Accounting Officer)

*By:	/s/ Stephanie G. Braming
Stephanie G. Braming, Attorney-in-Fact

* Stephanie G. Braming signs this document pursuant to powers of attorney filed as Exhibit (o) to Post-Effective Amendment No. 124 to the Registrant’s registration statement.

SIGNATURES

William Blair MAS Ltd. has duly caused this Post-Effective Amendment No. 125 to the registration statement of William Blair Funds, with respect only to information that specifically relates to William Blair MAS Ltd. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 16th day of May, 2018.

WILLIAM BLAIR MAS LTD.

By:	/s/ Stephanie G. Braming Stephanie G. Braming, Director

By:	/s/ Arthur J. Simon Arthur J. Simon, Director

This Post-Effective Amendment No. 125 to the registration statement of William Blair Funds with respect only to information that specifically relates to William Blair MAS Ltd. has been signed below by the following persons in the capacity indicated and on the 16th day of May, 2018.

Signature	Title

/s/ Stephanie G. Braming Stephanie G. Braming	Director

/s/ Arthur J. Simon Arthur J. Simon	Director

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase